Fair Value Measurements - Change in Fair Value Of Convertible Notes (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 16, 2025	Apr. 15, 2025	Apr. 15, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Changes in fair value of convertible note
Beginning balance of Convertible Notes				$ 30,259	$ 30,259
Interest accrued during the three months ended						$ 154
Change in fair value of the convertible notes					(7,800)	(1,807)
Convertible Notes issuance						28,298
Ending balance of Convertible Notes						30,259
Convertible notes
Changes in fair value of convertible note
Beginning balance of Convertible Notes			$ 35,759	30,259	$ 30,259
Interest accrued during the three months ended			93	558
Balance immediately prior to the date of conversion		$ 35,852	35,852
Change in fair value of the convertible notes	$ (12,800)		$ (12,752)	4,942
Conversion of the Convertible Notes		$ (23,100)
Ending balance of Convertible Notes				$ 35,759		$ 30,259